LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Weighted average shares outstanding, Diluted	$ (10,369)	$ (1,360)	$ (11,142)	$ (3,016)
Weighted average shares outstanding, Basic	2,508	1,076	2,171	1,063
Weighted average shares outstanding, Diluted	2,508	1,076	2,171	1,063
Loss per share, Basic	$ (4.13)	$ (1.26)	$ (5.13)	$ (2.84)
Loss per share, Diluted	$ (4.13)	$ (1.26)	$ (5.13)	$ (2.84)